Short-Term and Long-Term Debts (Tables)	12 Months Ended
Dec. 31, 2023
Short-Term and Long-Term Debts [Abstract]
Schedule of Future Maturities of Long-Term Debts	As of December 31, 2023, the future maturities of long-term debts are as below:
As of December 31,	RMB
2024	3,410,000
2025	4,630,000
2026	5,850,000
2027	7,070,000
2028	8,290,000
Thereafter	94,420,783
Total	123,670,783